Note 17 - Deferred Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate	29.98%	29.22%	30.16%
Tax credit related to tax losses	R$ 624.3	R$ 427.4
Tax loses carried forward in relation to credit	R$ 2,496.8	R$ 1,709.5
BRAZIL
Statement Line Items [Line Items]
Deferred taxes rate	25.00%
Social contribution rate	9.00%
ARGENTINA
Statement Line Items [Line Items]
Applicable tax rate	35.00%
Applicable tax rate, first two years after legislation changes	30.00%
Applicable tax rate, later than two years after legislation changes	25.00%